Right of use assets & lease liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Right of use assets & lease liabilities
Schedule of right of use assets and lease liabilities

	Year ended March 31,
Leases under IFRS 16 recognized in Profit and Loss	2021	2020
	€M	€M
Interest on lease liabilities	4.6	5.6
Depreciation charge	68.6	59.4
Expenses relating to short-term leases	6.7	38.2
Lease charge for year end	79.9	103.2

	Year ended March 31, 2019
Leases under IAS 17		€M
Lease expense		83.9

	At March 31,
Right of use-assets	2021	2020
Balance at beginning of year	236.8	130.7
Depreciation charge for the year	(68.6)	(59.5)
Additions	27.9	166.1
Modification of leases	(7.9)	(0.5)
Balance at end of year	188.2	236.8
Net book value of leased assets classified as property, plant and equipment (note 2)	—	132.0
Total right of use assets at end of year	188.2	368.8

	At March 31,
Lease Liabilities	2021	2020
Balance at beginning of year	245.9	140.4
Additions	27.9	166.1
Financing cash outflows from lease liabilities	(76.8)	(67.5)
Interest expense	4.6	5.6
Modification of leases	(2.7)	—
Exchange movements	(15.8)	1.3
Balance at end of year	183.1	245.9
Present value of future minimum lease payments classified as debt	—	172.0
Total lease liabilities at end of year	183.1	417.9

	At March 31,
Lease Liabilities	2021	2020
Current lease liability	52.5	75.0
Non-current lease liability	130.6	170.9
Total lease liabilities at end of year	183.1	245.9

A maturity analysis of our lease liabilities as at March 31, 2021 has been disclosed within Note 13.